Parent company information	12 Months Ended
Jan. 28, 2012
Parent company information

Parent company information

Toys “R” Us, Inc.

Schedule I—Condensed statements of operations and comprehensive income

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Revenues	$—	$—	$23
General and administrative expenses	24	20	32
Depreciation and amortization	5	6	14
Other income, net	—	(1)	(51)

Total operating expenses (income)	29	25	(5)

Other (expense) income:
Interest expense, net	(77)	(133)	(132)
Intercompany interest expense, net	(6)	(4)	(1)
Equity in pre-tax earnings of consolidated subsidiaries	260	295	457

Earnings before income taxes	148	133	352
Income tax (benefit) expense	(1)	(35)	40

Net earnings	$149	$168	$312

Comprehensive income	$153	$247	$340

See accompanying notes to Condensed Financial Statements.

Toys “R” Us, Inc.

Schedule I—Condensed balance sheets

(In millions)	January 28, 2012	January 29, 2011

ASSETS

Current Assets:
Cash and cash equivalents	$53	$226
Accounts and other receivables	1	—
Current deferred tax assets	8	—
Prepaid expenses and other current assets	6	5

Total current assets	68	231
Property and equipment, net	7	12
Investments in and advances to/from subsidiaries	1,291	1,519
Deferred tax assets	41	53
Other assets	72	48

	$1,479	$1,863

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current Liabilities:
Accrued expenses and other current liabilities	$76	$99
Income taxes payable	10	27
Current portion of long-term debt	—	503

Total current liabilities	86	629
Long-term debt	824	823
Liabilities for uncertain tax positions	6	3
Other non-current liabilities	60	65
Stockholders’ equity	503	343

	$1,479	$1,863

See accompanying notes to Condensed Financial Statements.

Toys “R” Us, Inc.

Schedule I—Condensed statement of cash flows

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Cash Flows from Operating Activities	$554	$11	$42

Cash Flows from Investing Activities:
Capital expenditures	—	—	(4)
Purchase of long-term investments	(26)	(9)	—
Investments in subsidiaries	(77)	(11)	(248)
Decrease (increase) in restricted cash	—	33	18
Intercompany loan repayment by subsidiaries	1,141	694	482
Loans to subsidiaries	(1,266)	(685)	(455)

Net cash (used in) provided by investing activities	(228)	22	(207)

Cash Flows from Financing Activities:
Long-term debt repayment	(500)	—	—
Borrowings from subsidiaries	—	—	150
Other	1	(3)	(1)

Net cash (used in) provided by financing activities	(499)	(3)	149

Cash and cash equivalents:
Net (decrease) increase during period	(173)	30	(16)
Cash and cash equivalents at beginning of period	226	196	212

Cash and cash equivalents at end of period	$53	$226	$196

Supplemental Disclosures of Cash Flow Information:
Income taxes (received) paid, net of refunds	$—	$—	$(1)
Interest paid	$99	$134	$136

See accompanying notes to Condensed Financial Statements.